Cost of revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Cost of revenues
Cost of revenues	¥ 5,630,267	$ 805,117	¥ 5,269,661	¥ 6,179,125
Revenue sharing fees and content costs
Cost of revenues
Cost of revenues	4,872,318		4,619,735	5,378,413
Salaries and welfare
Cost of revenues
Cost of revenues	222,454		233,669	241,243
Costs of in-game virtual items
Cost of revenues
Cost of revenues	197,918		15,762	10,283
Bandwidth and server custody fees
Cost of revenues
Cost of revenues	179,189		237,441	360,660
Payment handling costs
Cost of revenues
Cost of revenues	42,628		42,303	64,665
Share-based compensation
Cost of revenues
Cost of revenues	12,091		15,566	16,137
Others
Cost of revenues
Cost of revenues	¥ 103,669		¥ 105,185	¥ 107,724